SUPPLEMENT TO THE

FIDELITY® ADVISOR DIVERSIFIED INTERNATIONAL FUND, FIDELITY ADVISOR EMERGING ASIA FUND, FIDELITY ADVISOR EUROPE CAPITAL APPRECIATION FUND, FIDELITY ADVISOR FLOATING RATE HIGH INCOME FUND, FIDELITY ADVISOR GLOBAL EQUITY FUND, FIDELITY ADVISOR GOVERNMENT INVESTMENT FUND, FIDELITY ADVISOR HIGH INCOME FUND, FIDELITY ADVISOR HIGH YIELD FUND, FIDELITY ADVISOR INTERMEDIATE BOND FUND, FIDELITY ADVISOR INTERNATIONAL CAPITAL APPRECIATION FUND, FIDELITY ADVISOR JAPAN FUND, FIDELITY ADVISOR KOREA FUND,
FIDELITY ADVISOR LATIN AMERICA FUND, FIDELITY ADVISOR MORTGAGE SECURITIES FUND, FIDELITY ADVISOR MUNICIPAL INCOME FUND, FIDELITY ADVISOR OVERSEAS FUND, AND
FIDELITY ADVISOR SHORT FIXED-INCOME FUND

Funds of Fidelity Advisor Series II and Fidelity Advisor Series VIII

Class A, Class T, Class B, Class C, Institutional Class, and Initial Class

December 29, 2000

STATEMENT OF ADDITIONAL INFORMATION

Effective January 16, 2001, Advisor Korea's 4.00% trading fee on certain Class A shares held less than 200 days after June 30, 2000 was eliminated. Accordingly, all references to the trading fee in this statement of additional information are no longer applicable.

The following information replaces similar information found under the heading "Investment Limitations of Advisor Diversified International Fund" in the "Investment Policies and Limitations" section on page 2.

The fund may not:

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

The following information replaces similar information found under the heading "Investment Limitations of Advisor Emerging Asia Fund" in the "Investment Policies and Limitations" section on page 3.

The fund may not:

(3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

The following information replaces similar information found under the heading "Investment Limitations of Advisor Europe Capital Appreciation Fund" in the "Investment Policies and Limitations" section on page 4.

The fund may not:

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

ACOM10B-01-04 May 1, 2001
1.734041.105

The following information replaces similar information found under the heading "Investment Limitations of Advisor Global Equity Fund" in the "Investment Policies and Limitations" section on page 6.

The fund may not:

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

The following information replaces similar information found under the heading "Investment Limitations of Advisor International Capital Appreciation Fund" in the "Investment Policies and Limitations" section on page 12.

The fund may not:

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

The following information replaces similar information found under the heading "Investment Limitations of Advisor Japan Fund" in the "Investment Policies and Limitations" section on page 13.

The fund may not:

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

The following information has been removed from under the heading "Investment Limitations of Advisor Latin America Fund" in the "Investment Policies and Limitations" section on page 15.

The fund may not:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

The following information replaces similar information found under the heading "Investment Limitations of Advisor Latin America Fund" in the "Investment Policies and Limitations" section on page 15.

The fund may not:

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

The following non-fundamental investment limitation supplements the information found in the "Investment Policies and Limitations" section under the heading "Investment Limitations of Advisor Latin America Fund" beginning on page 15.

In order to qualify as a "regulated investment company" under subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

The following information replaces similar information found under the heading "Investment Limitations of Advisor Overseas Fund" in the "Investment Policies and Limitations" section on page 18.

The fund may not:

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

The following information supplements the information found under the heading "Institutional Class Shares Only" in the "Additional Purchase, Exchange and Redemption Information" section on page 100.

7. Employee benefit plan programs covering employees of broker-dealers, registered investment advisers, trust institutions and bank trust departments, and insurance companies having agreements with FDC.

The following information replaces similar information found in the "Additional Purchase, Exchange and Redemption Information" section beginning on page 100.

Class A and Class T Shares Only

Special Purchase Shares. Certain Class A and Class T shares may be subject to a CDSC of 0.25% of the lesser of the cost of the shares at the date of purchase or the value of the shares at the time of redemption. These shares, referred to in this SAI as "Special Purchase Shares," are Class A and Class T shares sold by investment professionals who receive a finder's fee from FDC equal to 0.25% of their purchase amount. Finder's fees are not paid in connection with purchases of Class A or Class T shares by insurance company separate accounts.

For all funds except Advisor Short Fixed-Income, on eligible purchases of (i) Class A shares in amounts of $1 million or more that qualify for a Class A load waiver, (ii) Class A shares in amounts of $25 million or more, or (iii) Class T shares in amounts of $1 million or more, investment professionals may be compensated at the time of purchase with a finder's fee at the rate of 0.25% of the purchase amount.

Except as provided below, investment professionals may be eligible for a finder's fee at the rate of 0.25% of the purchase amount on the following purchases of Class A shares of all funds except Advisor Short Fixed-Income made through broker-dealers and banks: an individual trade of $25 million or more; an individual trade of $1 million or more that is load waived; a trade that brings the value of the accumulated account(s) of an investor (including an employee benefit plan (except a SEP or SARSEP plan or a plan covering self-employed individuals and their employees (formerly a Keogh/H.R. 10 plan)) or 403(b) program) over $25 million; a load waived trade that brings the value of the accumulated account(s) of an investor (including an employee benefit plan (except a SEP or SARSEP plan or a plan covering self-employed individuals and their employees (formerly a Keogh/H.R. 10 plan)) or 403(b) program) over $1 million; a trade for an investor with an accumulated account value of $25 million or more; a load waived trade for an investor with an accumulated account value of $1 million or more; an incremental trade toward an investor's $25 million "Letter of Intent"; and an incremental load waived trade toward an investor's $1 million "Letter of Intent."

Except as provided below, investment professionals may be eligible for a finder's fee at the rate of 0.25% of the purchase amount on the following purchases of Class T shares of all funds except Advisor Short Fixed-Income made through broker-dealers and banks: an individual trade of $1 million or more; a trade that brings the value of the accumulated account(s) of an investor (including an employee benefit plan (except a SEP or SARSEP plan or a plan covering self-employed individuals and their employees (formerly a Keogh/H.R. 10 plan)) or 403(b) program) over $1 million; a trade for an investor with an accumulated account value of $1 million or more; and an incremental trade toward an investor's $1 million "Letter of Intent."

For Advisor Short Fixed-Income, on eligible purchases of (i) Class A shares in amounts of $1 million or more, or (ii) Class T shares in amounts of $1 million or more, investment professionals may be compensated at the time of purchase with a finder's fee at the rate of 0.25% of the purchase amount.

Except as provided below, investment professionals may be eligible for a finder's fee at the rate of 0.25% of the purchase amount on the following purchases of Class A shares of Advisor Short Fixed-Income made through broker-dealers and banks: an individual trade of $1 million or more; a trade that brings the value of the accumulated account(s) of an investor (including an employee benefit plan (except a SEP or SARSEP plan or a plan covering self-employed individuals and their employees (formerly a Keogh/H.R. 10 plan)) or 403(b) program) over $1 million; a trade for an investor with an accumulated account value of $1 million or more; and an incremental trade toward an investor's $1 million "Letter of Intent."

Except as provided below, investment professionals may be eligible for a finder's fee at the rate of 0.25% of the purchase amount on the following purchases of Class T shares of Advisor Short Fixed-Income made through broker-dealers and banks: an individual trade of $1 million or more; a trade that brings the value of the accumulated account(s) of an investor (including an employee benefit plan (except a SEP or SARSEP plan or a plan covering self-employed individuals and their employees (formerly a Keogh/H.R. 10 plan)) or 403(b) program) over $1 million; a trade for an investor with an accumulated account value of $1 million or more; and an incremental trade toward an investor's $1 million "Letter of Intent."

For the purpose of determining the availability of Class A or Class T finder's fees, purchases of Class A or Class T shares made (i) with the proceeds from the redemption of shares of any Fidelity fund or (ii) by the Fidelity Investments Charitable Gift Fund, will not be considered.

The CDSC will be assessed on Special Purchase Shares if they do not remain in Class A or Class T shares of the Fidelity Advisor funds, or Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund, for a period of at least one uninterrupted year. Shares acquired through reinvestment of dividends or capital gain distributions will not be subject to a CDSC.

To determine the applicability of the CDSC, Class A, Class T, or Daily Money Class shares representing reinvested dividends and capital gains will be redeemed first, followed by Special Purchase Shares that have been held for the longest period of time. Special Purchase Shares held for less than one year will be redeemed last.

Investment professionals must notify FDC in advance of a purchase eligible for a finder's fee, and may be required to enter into an agreement with FDC in order to receive the finder's fee.

The CDSC on Special Purchase Shares will not apply to the redemption of shares:

1. Acquired by insurance company separate accounts prior to April 1, 2001;

2. For plan loans or distributions or exchanges to non-Advisor fund investment options from employee benefit plans (except shares of SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans) purchased on or after February 11, 1999) and 403(b) programs; or

3. For disability, payment of death benefits, or minimum required distributions starting at age 70 1/2 from Traditional IRAs, Roth IRAs, SIMPLE IRAs, SEPs, SARSEPS and plans covering a sole proprietor or self-employed individuals and their employees (formerly Keogh/H.R. 10 plans).

A waiver form must accompany these transactions.

During the period from April 1, 1999 through April 17, 2001, Ms. Johnson served as a Member of the Advisory Board of Fidelity Advisor Series VIII. Effective April 18, 2001, Ms. Johnson has been elected to the Board of Trustees of Fidelity Advisor Series VIII. The following information replaces similar information found in the "Trustees and Officers" section on page 104.

* ABIGAIL P. JOHNSON (39), Trustee of Fidelity Advisor Series VIII (2001) and Member of the Advisory Board of Fidelity Advisor Series II (1999), is Vice President of certain Equity Funds (1997). Ms. Johnson also serves as a Trustee (2001) or Member of the Advisory Board (1999) of other investment companies advised by FMR. She is a Senior Vice President of FMR Co., Inc. (2001) and FMR (1997), and a Director of FMR Corp. Before assuming her current responsibilities, Ms. Johnson managed a number of Fidelity funds. Edward C. Johnson 3d, Trustee and President of the funds, is Ms. Johnson's father.

During the period from March 16, 2000 through December 31, 2000, Mr. Cook served as a Member of the Advisory Board. Effective January 1, 2001, Mr. Cook serves as a Member of the Board of Trustees. The following information replaces similar information found in the "Trustees and Officers" section on page 104.

J. MICHAEL COOK (58), Trustee (2001). Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP, Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Dow Chemical Company (2000), HCA - The Healthcare Company (1999), and Children First (1999). He is a member of the Executive Committee of the Securities Regulation Institute, past chairman and a member of the Board of Catalyst (a leading organization for the advancement of women in business), and a Director of the STAR Foundation (Society to Advance the Retarded and Handicapped). He also serves as a member of the Board and Executive Committee and as Co-Chairman of the Audit and Finance Committee of the Center for Strategic & International Studies, a member of the Board of Overseers of the Columbia Business School, and a Member of the Advisory Board of the Graduate School of Business of the University of Florida.

During the period from June 15, 2000 through December 31, 2000, Ms. Knowles served as a Member of the Advisory Board. Effective January 1, 2001, Ms. Knowles serves as a Member of the Board of Trustees. The following information replaces similar information found in the "Trustees and Officers" section on page 104.

MARIE L. KNOWLES (54), Trustee (2001). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994), URS Corporation (multidisciplinary engineering, 1999), and America West Holdings Corporation (aviation and travel services, 1999) and previously served as a Director of ARCO Chemical Corporation and Vastar Resources, Inc. Ms. Knowles serves as a member of the National Board of the Smithsonian Institution, she is a Trustee of the Brookings Institution and serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Effective January 1, 2001, Mr. Mann serves as Chairman of the non-interested Trustees. The following information replaces similar information found in the "Trustees and Officers" section on page 104.

MARVIN L. MANN (67), Trustee and Chairman of the non-interested Trustees (2001), is Chairman Emeritus of Lexmark International, Inc. (office machines, 1991) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation ("IBM") and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Director of PolyOne Corporation (chemicals, 1993), Imation Corp. (imaging and information storage, 1997). He is a Board member of Acterna Corporation (electronics, 1999).

Mr. McDonough served on the Board of Trustees through December 31, 2000. The following information has been removed from the "Trustees and Officers" section on page 105.

GERALD C. McDONOUGH (72), Trustee and Chairman of the non-interested Trustees, is Chairman of G.M. Management Group (strategic advisory services). Mr. McDonough is a Director and Chairman of the Board of York International Corp. (air conditioning and refrigeration), a Director of Associated Estates Realty Corporation (a real estate investment trust), and a Director of Barpoint.com (online and wireless product information service, 2000). Mr. McDonough served as a Director of ACME-Cleveland Corp. (metal working, telecommunications, and electronic products) from 1987-1996 and Brush-Wellman Inc. (metal refining) from 1983-1997. He also served as a Director of Commercial Intertech Corp. (hydraulic systems, building systems, and metal products) from 1992-2000 and CUNO, Inc. (liquid and gas filtration products) from 1996-2000.

During the period from November 1, 2000 through April 17, 2001, Mr. Stavropoulos served as a Member of the Advisory Board of Fidelity Advisor Series VIII. Effective April 18, 2001, Mr. Stavropoulos has been elected to the Board of Trustees of Fidelity Advisor Series VIII. The following information replaces similar information found in the "Trustees and Officers" section on page 106.

WILLIAM S. STAVROPOULOS (61), Trustee of Fidelity Advisor Series VIII (2001) and Member of the Advisory Board of Fidelity Advisor Series II (2000). Mr. Stavropoulos also serves as a Trustee (2001) or Member of the Advisory Board (2000) of other investment companies advised by FMR. He is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), and the Chemical Financial Corporation. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Mr. Williams served on the Board of Trustees through December 31, 2000. The following information has been removed from the "Trustees and Officers" section on page 106.

THOMAS R. WILLIAMS (72), Trustee, is President of The Wales Group, Inc. (management and financial advisory services). Prior to retiring in 1987, Mr. Williams served as Chairman of the Board of First Wachovia Corporation (bank holding company), and Chairman and Chief Executive Officer of The First National Bank of Atlanta and First Atlanta Corporation (bank holding company). He is currently a Director of National Life Insurance Company of Vermont and American Software, Inc. Mr. Williams was previously a Director of ConAgra, Inc. (agricultural products), Georgia Power Company (electric utility), and Avado, Inc. (restaurants).

The following information has been removed from the "Trustees and Officers" section on page 106.

BOYCE I. GREER (44) is Vice President of Fidelity Advisor Municipal Income Fund (2000). He serves as Vice President of Fidelity's Municipal Bond Funds (2000), Group Leader of Fidelity's Municipal Bond Group (2000), Vice President of Fidelity's Money Market Funds (1997), Group Leader of Fidelity's Money Market Group (1997), Senior Vice President of FMR (1997), and Vice President of FIMM (1998). Mr. Greer served as the Leader of the Fixed-Income Group for Fidelity Management Trust Company (1993-1995) and was Vice President and Group Leader of Fidelity's Municipal Fixed-Income Investments (1996-1997).

The following information replaces the similar information found in the "Trustees and Officers" section on page 106.

DAVID L. MURPHY (53) is Vice President of Fidelity Advisor Government Investment Fund (2000), Fidelity Advisor Intermediate Bond Fund (2000), Fidelity Advisor Mortgage Securities Fund (2000), Fidelity Advisor Short Fixed-Income Fund (2000), and Fidelity Advisor Municipal Income Fund (2001). He serves as Vice President of Fidelity's Municipal Bond Funds (2001), Vice President of Fidelity's Taxable Bond Funds (2000), Group Leader of Fidelity's Taxable Bond Group (2000), Vice President of FIMM (2000), and Vice President of FMR (1998). Mr. Murphy joined Fidelity in 1989 as a manager of fixed-income funds.

Effective April 1, 2001, Mr. Maloney was appointed Assistant Treasurer. The following information supplements the similar information in the "Trustees and Officers" section beginning on page 104.

PAUL F. MALONEY (51) is Assistant Treasurer of Fidelity Advisor Diversified International Fund, Fidelity Advisor Emerging Asia Fund, Fidelity Advisor Europe Capital Appreciation Fund, Fidelity Advisor Floating Rate High Income Fund, Fidelity Advisor Global Equity Fund, Fidelity Advisor Government Investment Fund, Fidelity Advisor High Income Fund, Fidelity Advisor High Yield Fund, Fidelity Advisor Intermediate Bond Fund, Fidelity Advisor International Capital Appreciation Fund, Fidelity Advisor Japan Fund, Fidelity Advisor Korea Fund, Fidelity Advisor Latin America Fund, Fidelity Advisor Mortgage Securities Fund, Fidelity Advisor Municipal Income Fund, Fidelity Advisor Overseas Fund, and Fidelity Advisor Short Fixed-Income Fund. Mr. Maloney also serves as Assistant Treasurer of other Fidelity funds (2001) and is an employee of FMR. Previously, Mr. Maloney served as Vice President of Fidelity Reporting, Accounting and Pricing Services (FRAPS).

The following information replaces the Compensation Table found in the "Trustees and Officers" section beginning on page 104.

The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board for his or her services for the fiscal year ended October 31, 2000, or calendar year ended December 31, 1999, as applicable.

Compensation Table
AGGREGATE COMPENSATION FROM A FUND	Edward C. Johnson 3d**	Abigail P. Johnson **	J. Michael Cook *****	Ralph F. Cox	Phyllis Burke Davis	Robert M. Gates	E. Bradley Jones ****	Donald J. Kirk	Marie L. Knowles ******
Diversified International FundB	$ 0	$ 0	$ 41	$ 48	$ 49	$ 48	$ 3	$ 48	$ 24
Emerging Asia FundB	$ 0	$ 0	$ 14	$ 21	$ 21	$ 21	$ 4	$ 21	$ 6
Europe Capital Appreciation FundB	$ 0	$ 0	$ 7	$ 9	$ 9	$ 9	$ 1	$ 9	$ 3
Floating Rate High Income FundB,+	$ 0	$ 0	$ 47	$ 70	$ 70	$ 70	$ 17	$ 70	$ 23
Global Equity FundB	$ 0	$ 0	$ 4	$ 5	$ 5	$ 5	$ 0	$ 5	$ 2
Government Investment FundB	$ 0	$ 0	$ 60	$ 94	$ 95	$ 94	$ 17	$ 94	$ 29
High Income FundB	$ 0	$ 0	$ 8	$ 9	$ 9	$ 9	$ 0	$ 9	$ 4
High Yield FundB,C,D	$ 0	$ 0	$ 744	$ 1135	$ 1150	$ 1135	$ 185	$ 1136	$ 351
Intermediate Bond FundB	$ 0	$ 0	$ 99	$ 151	$ 153	$ 151	$ 25	$ 152	$ 50
International Capital Appreciation FundB	$ 0	$ 0	$ 55	$ 65	$ 66	$ 65	$ 3	$ 65	$ 29
Japan FundB	$ 0	$ 0	$ 29	$ 39	$ 40	$ 39	$ 4	$ 39	$ 12
Korea FundB,+	$ 0	$ 0	$ 3	$ 4	$ 4	$ 4	$ 0	$ 4	$ 3
Latin America FundB	$ 0	$ 0	$ 1	$ 2	$ 2	$ 2	$ 0	$ 2	$ 1
Mortgage Securities FundB	$ 0	$ 0	$ 83	$ 126	$ 127	$ 126	$ 21	$ 126	$ 41
Municipal Income FundB	$ 0	$ 0	$ 84	$ 122	$ 123	$ 122	$ 19	$ 122	$ 43
Overseas FundB	$ 0	$ 0	$ 408	$ 578	$ 585	$ 578	$ 75	$ 577	$ 203
Short Fixed-income FundB	$ 0	$ 0	$ 56	$ 87	$ 89	$ 87	$ 15	$ 88	$ 28
TOTAL COMPENSATION FROM THE FUND COMPLEX*,A	$ 0	$ 0	$ 0	$ 217,500	$ 211,500	$ 217,500	$ 217,500	$ 217,500	$ 0
Compensation Table (continued)
AGGREGATE COMPENSATION FROM A FUND	Ned C. Lautenbach ***	Peter S. Lynch**	William O. McCoy	Gerald C. McDonough	Marvin L. Mann	Robert C. Pozen**	William S. Stavropoulos *******	Thomas R. Williams
Diversified International FundB	$ 48	$ 0	$ 48	$ 60	$ 48	$ 0	$ 0	$ 47
Emerging Asia FundB	$ 21	$ 0	$ 20	$ 26	$ 21	$ 0	$ 0	$ 20
Europe Capital Appreciation FundB	$ 9	$ 0	$ 9	$ 11	$ 9	$ 0	$ 0	$ 9
Floating Rate High Income FundB,+	$ 70	$ 0	$ 70	$ 85	$ 70	$ 0	$ 0	$ 0
Global Equity FundB	$ 5	$ 0	$ 5	$ 6	$ 5	$ 0	$ 0	$ 5
Government Investment FundB	$ 94	$ 0	$ 93	$ 117	$ 95	$ 0	$ 0	$ 93
High Income FundB	$ 9	$ 0	$ 9	$ 11	$ 9	$ 0	$ 0	$ 9
High Yield FundB,C,D	$ 1128	$ 0	$ 1119	$ 1409	$ 1143	$ 0	$ 0	$ 1117
Intermediate Bond FundB	$ 150	$ 0	$ 149	$ 188	$ 152	$ 0	$ 0	$ 149
International Capital Appreciation FundB	$ 65	$ 0	$ 65	$ 81	$ 65	$ 0	$ 0	$ 64
Japan FundB	$ 39	$ 0	$ 39	$ 49	$ 40	$ 0	$ 0	$ 39
Korea FundB,+	$ 4	$ 0	$ 4	$ 5	$ 4	$ 0	$ 0	$ 0
Latin America FundB	$ 2	$ 0	$ 2	$ 2	$ 2	$ 0	$ 0	$ 2
Mortgage Securities FundB	$ 125	$ 0	$ 124	$ 156	$ 127	$ 0	$ 0	$ 124
Municipal Income FundB	$ 121	$ 0	$ 120	$ 151	$ 122	$ 0	$ 0	$ 119
Overseas FundB	$ 574	$ 0	$ 571	$ 716	$ 581	$ 0	$ 0	$ 567
Short Fixed-income FundB	$ 87	$ 0	$ 86	$ 108	$ 88	$ 0	$ 0	$ 86
TOTAL COMPENSATION FROM THE FUND COMPLEX*,A	$ 54,000	$ 0	$ 214,500	$ 269,000	$ 217,500	$ 0	$ 213,000	$ 213,000

* Information is for the calendar year ended December 31, 1999 for 236 funds in the complex.

** Interested Trustees and Ms. Johnson are compensated by FMR.

*** During the period from October 14, 1999 through December 31, 1999, Mr. Lautenbach served as a Member of the Advisory Board. Effective January 1, 2000, Mr. Lautenbach serves as a Member of the Board of Trustees.

**** Mr. Jones served on the Board of Trustees through December 31, 1999.

***** Effective March 16, 2000, Mr. Cook serves as a Member of the Advisory Board.

****** Effective June 15, 2000, Ms. Knowles serves as a Member of the Advisory Board.

******* Effective November 1, 2000, Mr. Stavropoulos serves as a Member of the Advisory Board.

+ Estimated

A Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 1999, the Trustees accrued required deferred compensation from the funds as follows: Ralph F. Cox, $75,000; Phyllis Burke Davis, $75,000; Robert M. Gates, $75,000; E. Bradley Jones, $75,000; Donald J. Kirk, $75,000; William O. McCoy, $75,000; Gerald C. McDonough, $87,500; Marvin L. Mann, $75,000; and Thomas R. Williams, $75,000. Certain of the non-interested Trustees elected voluntarily to defer a portion of their compensation as follows: Ralph F. Cox, $53,735; William O. McCoy, $53,735; and Thomas R. Williams, $62,319.

B Compensation figures include cash, and may include amounts required to be deferred and amounts deferred at the election of Trustees.

C The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $668; Phyllis Burke Davis, $668; Robert M. Gates, $668; E. Bradley Jones, $89; Donald J. Kirk, $668; Ned C. Lautenbach, $578; William O. McCoy, $668; Gerald C. McDonough, $839; Marvin L. Mann, $668; and Thomas R. Williams, $668.

D Certain of the non-interested Trustees' aggregate compensation from a fund includes accrued voluntary deferred compensation as follows: Ralph F. Cox, $317; Ned C. Lautenbach, $245; William O. McCoy, $317; and Thomas R. Williams, $317.

SUPPLEMENT TO THE

FIDELITY® ADVISOR STRATEGIC INCOME FUND
A Fund of Fidelity Advisor Series II

FIDELITY ADVISOR EMERGING MARKETS INCOME FUND
A Fund of Fidelity Advisor Series VIII
Class A, Class T, Class B, Class C, and Institutional Class

March 1, 2001

STATEMENT OF ADDITIONAL INFORMATION

The following information replaces similar information found under the heading "Investment Limitations of Advisor Emerging Markets Income Fund" in the "Investment Policies and Limitations" section on page 2.

The fund may not:

(3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

The following information supplements the information found under the heading "Institutional Class Shares Only" in the "Additional Purchase, Exchange and Redemption Information" section beginning on page 33.

7. Employee benefit plan programs covering employees of broker-dealers, registered investment advisers, trust institutions and bank trust departments, and insurance companies having agreements with FDC.

The following information replaces the similar information found in the "Additional Purchase, Exchange and Redemption Information" section on page 33.

Special Purchase Shares. Certain Class A and Class T shares may be subject to a CDSC of 0.25% of the lesser of the cost of the shares at the date of purchase or the value of the shares at the time of redemption. These shares, referred to in this SAI as "Special Purchase Shares," are Class A and Class T shares sold by investment professionals who receive a finder's fee from FDC equal to 0.25% of their purchase amount. Finder's fees are not paid in connection with purchases of Class A or Class T shares by insurance company separate accounts.

ACOM12B-01-02 May 1, 2001
1.743413.102

The following information replaces the similar information found under the heading "Special Purchase Shares" in the "Additional Purchase, Exchange and Redemption Information" section on page 34.

1. Acquired by insurance company separate accounts prior to April 1, 2001;

During the period from April 1, 1999 through April 17, 2001, Ms. Johnson served as a Member of the Advisory Board of Fidelity Advisor Series VIII. Effective April 18, 2001, Ms. Johnson has been elected to the Board of Trustees of Fidelity Advisor Series VIII. The following information replaces similar information found in the "Trustees and Officers" section on page 36.

* ABIGAIL P. JOHNSON (39), Trustee of Fidelity Advisor Series VIII (2001) and Member of the Advisory Board of Fidelity Advisor Series II (1999), is Vice President of certain Equity Funds (1997). Ms. Johnson also serves as a Trustee (2001) or Member of the Advisory Board (1999) of other investment companies advised by FMR. She is a Senior Vice President of FMR Co., Inc. (2001) and FMR (1997), and a Director of FMR Corp. Before assuming her current responsibilities, Ms. Johnson managed a number of Fidelity funds. Edward C. Johnson 3d, Trustee and President of the funds, is Ms. Johnson's father.

During the period from November 1, 2000 through April 17, 2001, Mr Stavropoulos served as a Member of the Advisory Board of Fidelity Advisor Series VIII. Effective April 18, 2001, Mr. Stavropoulos has been elected to the Board of Trustees of Fidelity Advisor Series VIII. The following information replaces similar information found in the "Trustees and Officers" section on page 37.

WILLIAM S. STAVROPOULOS (61), Trustee of Fidelity Advisor Series VIII (2001) and Member of the Advisory Board of Fidelity Advisor Series II (2000). Mr. Stavropoulos also serves as a Trustee (2001) or Member of the Advisory Board (2000) of other investment companies advised by FMR. He is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), and the Chemical Financial Corporation. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Effective April 1, 2001, Mr. Maloney was appointed Assistant Treasurer. The following information supplements the similar information in the "Trustees and Officers" section on page 38.

PAUL F. MALONEY (51) is Assistant Treasurer of Fidelity Advisor Strategic Income Fund and Fidelity Advisor Emerging Markets Income Fund. Mr. Maloney also serves as Assistant Treasurer of other Fidelity funds (2001) and is an employee of FMR. Previously, Mr. Maloney served as Vice President of Fidelity Reporting, Accounting and Pricing Services (FRAPS).